Related Party Transactions and Balances - Schedule of Relationships with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule of Relationships with Related Parties [Line Items]
Amount due to directors	$ (82)		$ (951)
Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers	277		46
Amount due from related parties	234		12
Solowin Investment Limited	(1)
Grow World LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok and Ms. Yao
Total asset management income	28	$ 78
Total receivable from customers	30		$ 4
Amount due from related parties	6
Solomon Capital Fund SPC [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok and Ms. Yao
Total asset management income	300	301
Total receivable from customers	247		$ 42
Solowin Investment Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			An associate of the Company until November 19, 2025
i-Golden Data Wealth Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity indirectly controlled by Mr. Lok
Amount due from related parties	97
Solowin Digital Horizon SP [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok
Amount due from related parties	13
Solomon Global Select Fund SPC [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok
Amount due from related parties	76
Solowin Infinity Growth SP [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok
Amount due from related parties	3
Vast Space Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Lok
Amount due from related parties	12
Well Insight Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Shareholder of the Company
Amount due from related parties	7
Firewood Group Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Entity controlled by Mr. Zhu
Amount due from related parties	9
Mr. Lok [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Shareholder and director of the Company
Amount due to directors	(50)		$ (382)
Ms Yao [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Shareholder and director of the Company
Amount due to directors	(50)		$ (569)
Mr. Zhu [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties			Shareholder and director of a subsidiary of the Company
Grow World LPF Two [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income		$ 1
Mr. Tam [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due from related parties	$ 18